April 10, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4



         Re: Van Kampen Focus Portfolios Insured Income Trust, Series 78
                          and Series 79 (Intermediate)

                File No. 333-57654                CIK #897191

Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 5, 2001.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.